Appendix III: Debentures and Bonds - Maturity (Details) € in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 COP ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 36,502
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,321
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,675
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,292
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,140
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,082
Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	21,992
Colombia Telecomunicaciones, S.A, ESP | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 408	$ 500
Colombia Telecomunicaciones, S.A, ESP | Fixed interest rate | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.95%	4.95%
Spain
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 33,129
Spain | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,509
Spain | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,055
Spain | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,111
Spain | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,250
Spain | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	21,204
Spain | Telefónica Europe, B.V.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,499
Spain | Telefónica Europe, B.V. | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	999
Spain | Telefónica Europe, B.V. | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Europe, B.V. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2021 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2021 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2022 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2022 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2023 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2023 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2024 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2024 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2025 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | 2025 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,499
Spain | Telefónica Europe, B.V. | Subsequent years | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	999
Spain | Telefónica Europe, B.V. | Subsequent years | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 500
Spain | Telefónica Europe, B.V. | Fixed interest rate | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	8.25%	8.25%
Spain | Telefónica Europe, B.V. | Fixed interest rate | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.875%	5.875%
Spain | Telefónica Emisiones, S.A.U.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 31,030
Spain | Telefónica Emisiones, S.A.U. | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	557
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,630
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	55
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,015
Spain | Telefónica Emisiones, S.A.U. | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	724
Spain | Telefónica Emisiones, S.A.U. | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	445
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,223
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	139
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,500
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	872
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	611
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	800
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	67
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	759
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,110
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,350
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	150
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,223
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,630
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	163
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	408
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,019
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	611
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES FEBRUARY 2019 GREEN B.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,019
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES MAY 2020,2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,909
Spain | Telefónica Emisiones, S.A.U. | 2021 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	55
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,223
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	872
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	759
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES FEBRUARY 2019 GREEN B.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES MAY 2020,2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2021 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,055
Spain | Telefónica Emisiones, S.A.U. | 2022 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,015
Spain | Telefónica Emisiones, S.A.U. | 2022 | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	724
Spain | Telefónica Emisiones, S.A.U. | 2022 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	139
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	67
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,110
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES FEBRUARY 2019 GREEN B.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES MAY 2020,2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2022 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,111
Spain | Telefónica Emisiones, S.A.U. | 2023 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,500
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	611
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES FEBRUARY 2019 GREEN B.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES MAY 2020,2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2023 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | 2024 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES FEBRUARY 2019 GREEN B.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES MAY 2020,2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2024 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,250
Spain | Telefónica Emisiones, S.A.U. | 2025 | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES FEBRUARY 2019 GREEN B.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES MAY 2020,2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2025 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	19,705
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	557
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,630
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	445
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	800
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,350
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	150
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,223
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,630
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	163
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	408
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,019
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	611
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES FEBRUARY 2019 GREEN B.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,019
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES MAY 2020,2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 500
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN O2 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.375%	5.375%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.045%	7.045%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES MAY 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.242%	2.242%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN GBP 12/09/2022 650 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.289%	5.289%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.445%	5.445%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES FEBRUARY 2011
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.462%	5.462%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES DECEMBER 2012
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.45%	3.45%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JANUARY 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.987%	3.987%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.961%	3.961%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES APRIL 2013
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.57%	4.57%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.932%	2.932%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.477%	1.477%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.75%	0.75%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.46%	1.46%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.93%	1.93%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.00%	4.00%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.528%	1.528%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.318%	2.318%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.103%	4.103%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.213%	5.213%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.318%	2.318%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.90%	4.90%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.213%	5.213%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.715%	1.715%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.447%	1.447%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.895%	4.895%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.665%	4.665%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.495%	1.495%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES FEBRUARY 2019 GREEN B.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.069%	1.069%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.788%	1.788%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.52%	5.52%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.957%	1.957%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.201%	1.201%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.664%	0.664%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES MAY 2020,2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.807%	1.807%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.864%	1.864%
Spain | Telefónica Emisiones, S.A.U. | Floating interest rate | TELEF EMISIONES JANUARY 07 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.83%	0.83%
Spain | Telefónica Emisiones, S.A.U. | Floating interest rate | TELEF EMISIONES JULY 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.83%	0.83%
Spain | Telefónica Participaciones
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 600
Spain | Telefónica Participaciones | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Spain | Telefónica Participaciones | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Spain | Telefónica Participaciones | 2021 | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Spain | Telefónica Participaciones | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2022 | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2023 | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2024 | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | 2025 | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Participaciones | Subsequent years | Exchangeable Bond MARCH 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,373
Outside of Parent Country | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	812
Outside of Parent Country | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	620
Outside of Parent Country | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	181
Outside of Parent Country | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	140
Outside of Parent Country | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	832
Outside of Parent Country | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	788
Outside of Parent Country | Telefónica Chile, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	452
Outside of Parent Country | Telefónica Chile, S.A. | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	44
Outside of Parent Country | Telefónica Chile, S.A. | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	408
Outside of Parent Country | Telefónica Chile, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	22
Outside of Parent Country | Telefónica Chile, S.A. | 2021 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	22
Outside of Parent Country | Telefónica Chile, S.A. | 2021 | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	408
Outside of Parent Country | Telefónica Chile, S.A. | 2022 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2022 | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	408
Outside of Parent Country | Telefónica Chile, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	22
Outside of Parent Country | Telefónica Chile, S.A. | 2023 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	22
Outside of Parent Country | Telefónica Chile, S.A. | 2023 | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2024 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2024 | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2025 | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | 2025 | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | Subsequent years | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Chile, S.A. | Subsequent years | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefónica Chile, S.A. | Fixed interest rate | Bond T
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.90%	4.90%
Outside of Parent Country | Telefónica Chile, S.A. | Fixed interest rate | 144A Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.875%	3.875%
Outside of Parent Country | Telefónica Móviles Chile, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 288
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	100
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	80
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	108
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	108
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2021 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2021 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2021 | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	108
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2022 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2022 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2022 | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	100
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	100
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2023 | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2024 | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	80
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025 | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	80
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2025 | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond F
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.60%	3.60%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.50%	3.50%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond K
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.90%	4.90%
Outside of Parent Country | Telefónica del Perú, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 690
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	20
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	16
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	15
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	6
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	7
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	14
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	59
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	27
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	32
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	23
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	30
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	24
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	16
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	18
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	383
Outside of Parent Country | Telefónica del Perú, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	23
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	7
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	16
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2021 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	55
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	32
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	23
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2022 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	59
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	59
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2023 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	57
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	27
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	30
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2024 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	152
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	24
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | 2025 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	128
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	344
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	20
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	16
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	15
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	6
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	14
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	18
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 255
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (11th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	6.656%	6.656%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (11th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	6.188%	6.188%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (13th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.50%	5.50%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (14th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.344%	5.344%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (15th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.469%	5.469%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.50%	5.50%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (12th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.188%	4.188%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.281%	7.281%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.375%	7.375%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.625%	3.625%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.875%	2.875%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.125%	3.125%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.1875%	3.1875%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 5th Program (22nd Serie Ac)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.50%	3.50%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.09375%	3.09375%
Outside of Parent Country | Telefônica Brasil, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 316
Outside of Parent Country | Telefônica Brasil, S.A. | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	314
Outside of Parent Country | Telefônica Brasil, S.A. | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1
Outside of Parent Country | Telefônica Brasil, S.A. | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1
Outside of Parent Country | Telefônica Brasil, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	159
Outside of Parent Country | Telefônica Brasil, S.A. | 2021 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	157
Outside of Parent Country | Telefônica Brasil, S.A. | 2021 | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2021 | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1
Outside of Parent Country | Telefônica Brasil, S.A. | 2021 | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1
Outside of Parent Country | Telefônica Brasil, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	157
Outside of Parent Country | Telefônica Brasil, S.A. | 2022 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	157
Outside of Parent Country | Telefônica Brasil, S.A. | 2022 | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2022 | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2022 | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2023 | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2024 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2024 | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2024 | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2024 | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2025 | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2025 | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2025 | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | 2025 | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Nonconvertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	8.25%	8.25%
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Nonconvertible bonds ( Telemig) I
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.50%	0.50%
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Nonconvertible bonds ( Telemig) II
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.50%	0.50%
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Nonconvertible bonds ( Telemig) III
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.50%	0.50%
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 527
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	408
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	83
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	36
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2021 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2021 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2021 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2022 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2022 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2022 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2023 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2023 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2023 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	83
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2024 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2024 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	83
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2024 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2025 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2025 | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | 2025 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	444
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Subsequent years | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	408
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Subsequent years | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Subsequent years | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 36
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Fixed interest rate | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.95%	4.95%
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Fixed interest rate | Bond A5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	6.65%	6.65%
Outside of Parent Country | Colombia Telecomunicaciones, S.A, ESP | Floating interest rate | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.39%	3.39%
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 1,100
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2021 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2021 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2022 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2022 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2023 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2023 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2024 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2024 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2025 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | 2025 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Subsequent years | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Subsequent years | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Fixed interest rate | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.375%	2.375%
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs, GmbH | Fixed interest rate | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.75%	1.75%